Prepaid expenses and other assets	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Prepaid expenses and other assets	Prepaid expenses and other assets
The following is a table summarizing our prepaid expenses and other current assets as of June 30, 2020 and December 31, 2019:

	As of
In thousands of U.S. dollars	June 30, 2020	December 31, 2019
Prepaid interest	$4,595	$6,596
SSM - prepaid vessel operating expenses	2,109	1,624
Prepaid vessel operating expenses - third parties	1,620	2,123
Prepaid insurance	1,502	760
Other prepaid expenses	2,030	2,752
	$11,856	$13,855